Derivative financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Derivative financial instruments
Derivative financial instruments, Assets	$ 1,597	$ 1,576
Derivative financial instruments, Liabilities	1,597	1,576
Buy
Derivative financial instruments
Notional Amount	90	14
Sell
Derivative financial instruments
Notional Amount	39,732	76,028
Customers | Call option
Derivative financial instruments
Derivative financial instruments, Assets	4	1,554
Derivative financial instruments, Liabilities	1,592	2
Customers | Call option | Buy
Derivative financial instruments
Notional Amount	35	7
Customers | Call option | Sell
Derivative financial instruments
Notional Amount	15,014	34,141
Customers | Put option
Derivative financial instruments
Derivative financial instruments, Assets	1
Derivative financial instruments, Liabilities		20
Customers | Put option | Buy
Derivative financial instruments
Notional Amount	10
Customers | Put option | Sell
Derivative financial instruments
Notional Amount	4,852	3,873
Related parties | Call option
Derivative financial instruments
Derivative financial instruments, Assets	1,592	2
Derivative financial instruments, Liabilities	4	1,554
Related parties | Call option | Buy
Derivative financial instruments
Notional Amount	35	7
Related parties | Call option | Sell
Derivative financial instruments
Notional Amount	15,014	34,141
Related parties | Put option
Derivative financial instruments
Derivative financial instruments, Assets		20
Derivative financial instruments, Liabilities	1
Related parties | Put option | Buy
Derivative financial instruments
Notional Amount	10
Related parties | Put option | Sell
Derivative financial instruments
Notional Amount	$ 4,852	$ 3,873